Panagram AAA CLO ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - 94.9% (a)(b)	Principal Amount	Value
Cayman Islands - 85.3%
AGL CLO 12 Ltd., Series 2021-12A, Class A1, 6.75% (3 mo. Term SOFR + 1.42%), 07/20/2034 (c)	$1,500,000	$1,502,445
AGL Core CLO 4 Ltd., Series 2020-4A, Class A1R, 6.66% (3 mo. Term SOFR + 1.33%), 04/20/2033 (c)	1,500,000	1,505,329
Apidos CLO XXXII, Series 2019-32A, Class A1, 6.91% (3 mo. Term SOFR + 1.58%), 01/20/2033 (c)	1,000,000	1,003,742
Apidos CLO XXXVII, Series 2021-37A, Class A, 6.72% (3 mo. Term SOFR + 1.39%), 10/22/2034 (c)	1,500,000	1,502,522
Ares LVI CLO Ltd., Series 2020-56A, Class AR, 6.75% (3 mo. Term SOFR + 1.42%), 10/25/2034 (c)	2,000,000	2,004,304
Ares LXI CLO Ltd., Series 2021-61A, Class A1R, 6.86% (3 mo. Term SOFR + 1.53%), 04/20/2037 (c)	1,500,000	1,516,005
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A1, 6.74% (3 mo. Term SOFR + 1.41%), 01/15/2035 (c)	1,115,000	1,117,670
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A1RR, 6.80% (3 mo. Term SOFR + 1.47%), 04/20/2034 (c)	2,000,000	2,006,538
Benefit Street Partners CLO XXI Ltd., Series 2020-21A, Class A1R, 6.76% (3 mo. Term SOFR + 1.43%), 10/15/2034 (c)	1,000,000	1,002,958
Carlyle US CLO 2020-2 Ltd., Series 2020-2A, Class A1R, 6.73% (3 mo. Term SOFR + 1.40%), 01/25/2035 (c)	2,000,000	2,006,608
Carlyle US CLO 2021-2 Ltd., Series 2021-2A, Class A1, 6.67% (3 mo. Term SOFR + 1.34%), 04/20/2034 (c)	1,515,000	1,518,483
Carlyle US CLO 2021-4 Ltd., Series 2021-4A, Class A1, 6.70% (3 mo. Term SOFR + 1.37%), 04/20/2034 (c)	1,200,000	1,202,532
CIFC Funding 2020-II Ltd., Series 2020-2A, Class AR, 6.76% (3 mo. Term SOFR + 1.43%), 10/20/2034 (c)	1,500,000	1,504,561
CIFC Funding 2020-IV Ltd., Series 2020-4A, Class A, 6.91% (3 mo. Term SOFR + 1.58%), 01/15/2034 (c)	1,500,000	1,505,220
CIFC Funding 2022-II Ltd., Series 2022-2A, Class A1, 6.65% (3 mo. Term SOFR + 1.32%), 04/19/2035 (c)	1,500,000	1,503,133
Elmwood CLO V Ltd., Series 2020-2A, Class AR, 6.74% (3 mo. Term SOFR + 1.41%), 10/20/2034 (c)	1,500,000	1,504,268
Elmwood CLO XII Ltd., Series 2021-5A, Class A, 6.74% (3 mo. Term SOFR + 1.41%), 01/20/2035 (c)	2,000,000	2,006,552
Goldentree Loan Management US CLO 6 Ltd., Series 2019-6A, Class AR, 6.65% (3 mo. Term SOFR + 1.32%), 04/20/2035 (c)	1,250,000	1,252,524
Harriman Park CLO Ltd., Series 2020-1A, Class A1R, 6.71% (3 mo. Term SOFR + 1.38%), 04/20/2034 (c)	2,000,000	2,005,614
Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, 7.17% (3 mo. Term SOFR + 1.85%), 07/17/2036 (c)	2,000,000	2,016,408
Madison Park Funding XXXIV Ltd., Series 2019-34A, Class AR, 6.71% (3 mo. Term SOFR + 1.38%), 04/25/2032 (c)	2,000,000	2,005,328
Magnetite XXVII Ltd., Series 2020-28A, Class AR, 6.72% (3 mo. Term SOFR + 1.39%), 01/20/2035 (c)	1,000,000	1,000,772
Neuberger Berman Loan Advisers CLO 39 Ltd., Series 2020-39A, Class A1R, 6.85% (3 mo. Term SOFR + 1.53%), 04/20/2038 (c)	1,250,000	1,258,203
Neuberger Berman Loan Advisers CLO 43 Ltd., Series 2021-43A, Class A, 6.71% (3 mo. Term SOFR + 1.39%), 07/17/2035 (c)	1,300,000	1,304,395
OHA Credit Funding 10 Ltd., Series 2021-10A, Class A, 6.72% (3 mo. Term SOFR + 1.39%), 01/18/2036 (c)	1,500,000	1,504,414
OHA Credit Partners XVI Ltd., Series 2021-16A, Class A, 6.74% (3 mo. Term SOFR + 1.41%), 10/18/2034 (c)	1,975,000	1,981,417
Palmer Square CLO 2019-1 Ltd., Series 2019-1A, Class A1R, 6.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (c)	1,390,000	1,390,865
Palmer Square CLO 2023-1 Ltd., Series 2023-1A, Class A, 7.23% (3 mo. Term SOFR + 1.90%), 01/20/2036 (c)	2,000,000	2,015,172
Reese Park CLO Ltd., Series 2020-1A, Class AR, 6.72% (3 mo. Term SOFR + 1.39%), 10/15/2034 (c)	1,500,000	1,503,210
Regatta XVIII Funding Ltd., Series 2021-1A, Class A1, 6.69% (3 mo. Term SOFR + 1.36%), 01/15/2034 (c)	1,500,000	1,503,750
Rockland Park CLO Ltd., Series 2021-1A, Class A, 6.71% (3 mo. Term SOFR + 1.38%), 04/20/2034 (c)	1,200,000	1,202,993
TICP CLO XV Ltd., Series 2020-15A, Class A, 6.87% (3 mo. Term SOFR + 1.54%), 04/20/2033 (c)	1,000,000	1,003,077
Wellman Park CLO Ltd., Series 2021-1A, Class A, 6.69% (3 mo. Term SOFR + 1.36%), 07/15/2034 (c)	1,200,000	1,203,300
		50,064,312

Jersey - 9.6%
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, 7.08% (3 mo. Term SOFR + 1.75%), 10/15/2036 (c)	2,000,000	2,017,160
Elmwood CLO 15 Ltd., Series 2022-2A, Class A1, 6.67% (3 mo. Term SOFR + 1.34%), 04/22/2035 (c)	1,380,000	1,382,856
Symphony CLO 35 Ltd., Series 2022-35A, Class AR, 7.02% (3 mo. Term SOFR + 1.70%), 10/24/2036 (c)	1,250,000	1,263,114
Valley Stream Park CLO Ltd., Series 2022-1A, Class AR, 6.95% (3 mo. Term SOFR + 1.63%), 10/20/2034 (c)	1,000,000	1,001,254
		5,664,384
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $55,228,603)		55,728,696

TOTAL INVESTMENTS - 94.9% (Cost $55,228,603)		55,728,696
Money Market Deposit Account - 2.2%(d)		1,275,994
Other Assets in Excess of Liabilities - 2.9%		1,721,382
TOTAL NET ASSETS - 100.0%		$58,726,072

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)	Variable rate securities. The coupon is based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2024.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $55,728,696 or 94.9% of the Fund’s net assets.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of May 31, 2024 was 5.17%.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s NAV is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the "Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments at Fair Value:
Assets
Collateralized Loan Obligations	$–	$55,728,696	$–	$55,728,696
Total Investments	$–	$55,728,696	$–	$55,728,696

Refer to the Schedule of Investments for additional information.